As filed with the Securities and Exchange Commission on September 25, 2013

File Nos. 33-6510 and 811-04706

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.  47                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

Amendment No.  48                                    [X]

Templeton Income Trust
(a Delaware statutory trust, as successor to Templeton
Income Trust, a Massachusetts trust)
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the Templeton Constrained Bond Fund prospectus of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other Fund classes of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 24th day of September, 2013.

 TEMPLETON INCOME TRUST

A Delaware statutory trust

(Registrant)

By: _/s/LORI A. WEBER ________

 Lori A. Weber,

 Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER J. MOLUMPHY
Christopher J. Molumphy*	President and Chief Executive Officer – Investment Management	September 24, 2013

LAURA F. FERGERSON
Laura F. Fergerson*	Chief Executive Officer – Finance and Administration	September 24, 2013

MARK H. OTANI
Mark H. Otani*	Chief Financial Officer and Chief Accounting Officer	September 24, 2013

HARRIS J. ASHTON	Trustee	September 24, 2013
Harris J. Ashton*

ANN TORRE BATES	Trustee	September 24, 2013
Ann Torre Bates*

FRANK J. CROTHERS	Trustee	September 24, 2013
Frank J. Crothers*

EDITH E. HOLIDAY	Trustee	September 24, 2013
Edith E. Holiday*

GREGORY E. JOHNSON	Trustee	September 24, 2013
Gregory E. Johnson*

RUPERT H. JOHNSON, JR.	Trustee	September 24, 2013
Rupert H. Johnson, Jr.*

J. MICHAEL LUTTIG	Trustee	September 24, 2013
J. Michael Luttig*

DAVID W. NIEMIEC	Trustee	September 24, 2013
David W. Niemiec*

FRANK A. OLSON	Trustee	September 24, 2013
Frank A. Olson*

LARRY D. THOMPSON	Trustee	September 24, 2013
Larry D. Thompson*

CONSTANTINE D. TSERETOPOULOS	Trustee	September 24, 2013
Constantine D. Tseretopoulos*

ROBERT E. WADE	Trustee	September 24, 2013
Robert E. Wade*

*By /s/LORI A. WEBER___________

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase